Right to Use Assets and Leases payable	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Right to use assets and leases payable

13. Right-of-use assets and leases payable

Some of the subsidiaries of the Company have real estate leases, substantially related to: (i) Ipiranga: fuel stations and distribution center; (ii) Extrafarma: pharmacies and distribution center; (iii) Ultragaz: points of sale and bottling base; (iv) Ultracargo: port areas; and (v) Oxiteno: industrial plant. Some subsidiaries also have lease agreements relating to vehicles.

a. Right-of-use assets

	Weighted average useful life (years)	Balance on 12/31/2019	Additions and remeasurement	Write-offs	Effect of foreign currency exchange rate variation	Amortization	Balance on 12/31/2020
Cost:
Real estate	10	2,068,254	259,244	(78,529)	5,463	-	2,254,432
Port area (i)	20	68,007	200,527	-	-	-	268,534
Vehicles	4	91,868	55,616	(7,893)	252	-	139,843
Equipment	6	31,822	7,833	(572)	5,853	-	44,936
Others	20	27,846	-	-	-	-	27,846
		2,287,797	523,220	(86,994)	11,568	-	2,735,591
Accumulated amortization:
Real estate		(256,430)	-	46,282	(697)	(271,130)	(481,975)
Port area (i)		-	-	-	-	(3,962)	(3,962)
Vehicles		(27,492)	-	5,509	232	(41,340)	(63,091)
Equipment		(7,600)	-	572	(1,996)	(10,595)	(19,619)
Others		(15,363)	-	-	-	(1,295)	(16,658)
		(306,885)	-	52,363	(2,461)	(328,322)	(585,305)
Net amount		1,980,912	523,220	(34,631)	9,107	(328,322)	2,150,286

	Weighted average useful life (years)	Adoption IFRS 16	Additions and remeasurement	Write-offs	Transfer	Effect of foreign currency exchange rate variation	Amortization	Balance on 12/31/2019
Cost:
Real estate	7	1,636,330	308,622	(55,605)	98,043	80,930	-	2,068,320
Port area (i)	-	-	68,007	-	-	-	-	68,007
Others	4	95,097	26,235	(1,981)	27,847	4,272	-	151,470
		1,731,427	402,864	(57,586)	125,890	85,202	-	2,287,797
Accumulated amortization:
Real estate		-	-	6,682	-	36	(262,750)	(256,032)
Others		-	-	442	(14,068)	81	(37,308)	(50,853)
		-	-	7,124	(14,068)	117	(300,058)	(306,885)
Net amount		1,731,427	402,864	(50,462)	111,822	85,319	(300,058)	1,980,912

(i) Refers to the area port lease, which R$ 68,007 was paid by the Company’s subsidiaries in the fourth quarter of 2019 (see Note 34.c).

 The amortization expenses were recognized in the financial statements as shown below:

	2020	2019	2018
Cost of products and services sold	66,604	48,134	15,044
Selling and marketing	257,846	244,974	8,920
General and administrative	3,872	6,950	75,370
	328,322	300,058	99,334

b. Leases payable

The changes in leases payable are shown below:

Balance as of December 31, 2018	46,066
Adoption IFRS 16	1,363,803
Interest accrued	128,996
Payments	(321,716)
Additions and remeasurement	334,857
Write-offs	(52,129)
Effect of foreign currency exchange rate variation	88,796
Balance as of December 31, 2019	1,588,673
Interest accrued	144,655
Payments	(360,787)
Additions and remeasurement	484,121
Write-offs	(35,381)
Effect of foreign currency exchange rate variation	12,007
Balance as of December 31, 2020	1,833,288
Current	260,189
Non-current	1,573,099

The future disbursements (installments) assumed under leases contracts are presented below:

12/31/2020
Up to 1 year	396,010
From 1 to 2 years	351,894
From 2 to 3 years	316,195
From 3 to 4 years	284,575
From 4 to 5 years	256,429
More than 5 years	1,129,281
Total	2,734,384

The contracts related to the leases payable are substantially indexed by the IGP-M (General Market Price Index is a measure of Brazilian inflation, calculated by the Getúlio Vargas Foundation).

The weighted average discount rates for the lease payable are presented below:

Maturity date of the contracts	Up to 5 years	From 5 to 10 years	From 10 to 15 years	More than 15 years
Weighted average discount rates (% p.a.)	7.2	8.8	8.9	9.2

c. Lease contracts of low amount assets

Subsidiaries Cia. Ultragaz, Bahiana, Extrafarma, Ipiranga, Serma and Oxiteno S.A. have operating lease contracts consider as low value, short term and variable payments for the use of factory and IT equipment’s, vehicles and real states. The subsidiaries have the option to purchase the assets referring to IT equipment at a price equal to the fair value on the date of option, and management does not intend to exercise such option.

The future disbursements (payments), assumed as a result of these contracts amount approximately to:

	Up to 1 year	Between 1 and 5 years	More than 5 years	Total
12/31/2020	1,147	6,145	-	7,292
12/31/2019	3,474	6,028	‐	9,502

The amount of lease considered as of low value, short term and variable payments, recognized as an expense in 2020 was R$ 17,749 (R$ 11,400 in 2019 and R$ 11,386 in 2018).